PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Schedule of deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure

	At December 31,
	2021	2022

Receivable from disposal of property, plant and equipment (1)	$3,714,161	$554,456
Deposits (2)	8,048,529	11,521,660
EPC Warranty reimbursement receivables	201,067	—
Others (3)	3,989,377	4,084,797
Total prepaid expenses and other current assets	15,953,134	16,160,913
Allowance for credit losses (4)	(1,434,483)	(1,186,995)
Total prepaid expenses and other current assets	$14,518,651	$14,973,918
(1)	Receivable from disposal of property, plant and equipment mainly represented disposal of Company’s solar power assets which was primarily for electricity generation revenue segment.
(2)	As of December 31, 2022 deposits mainly represented deposits made for interconnection, and the bidding of project asset construction rights and rooftop leases.
(3)	As of December 31, 2022, others mainly included $1,069,800 prepayment for purchasing Italy projects, $811,581 prepayment on Korea project development (among which, the Company has recorded 50% of prepayment as allowance for credit losses during the year ended December 31, 2021), and $235,627 receivable for compensation from the insurance provider for China projects. During the year ended December 2022, the Company wrote off $161,743 other receivable.
(4)	Allowance for credit losses mainly represented the portion of compensation receivable from Canadian authorities on closure of a certain project in Canada that the Company believes is not recoverable, unrecoverable collection from sold entities in China, and allowance for the Korea project’s prepayment which the Company deemed partially not recoverable.